18. SHARE CAPITAL (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Issuance of share capital, net	[1]	$ 22,241,753	$ 26,299,820
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Monte Carlo simulation valuation model
Shares issued debt settlement, Value	[1]	$ 5,848,000
Share-based compensation	[1]	$ 3,955,976	$ 3,796,095
Fair value of the common share purchase warrants
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Monte Carlo valuation model
Fair value of the compensation warrants
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		both Black-Scholes and Monte Carlo valuation models
Options granted during the year
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes option pricing model
Warants - 2
Number Outstanding			2,001,000
Exercise Price		$ 0.75
Options granted #1
Options Grant Date		Jan. 11, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		171,429
Exercise Price		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jan. 11, 2025
Options granted #2
Options Grant Date		Jan. 11, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		200,000
Exercise Price		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jan. 11, 2025
Options granted #3
Options Grant Date		Apr. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		161,250
Exercise Price		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Apr. 01, 2025
Options granted #4
Options Grant Date		Jul. 06, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		50,000
Exercise Price		$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jul. 06, 2025
Options granted #5
Options Grant Date		Jul. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		50,000
Exercise Price		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jul. 27, 2025
Options granted #6
Options Grant Date		Aug. 11, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		100,000
Exercise Price		$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Aug. 11, 2025
Options granted #7
Options Grant Date		Sep. 08, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		250,000
Exercise Price		$ 0.66
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Sep. 08, 2025
Options granted #8
Options Grant Date		Sep. 10, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		15,000
Exercise Price		$ 0.66
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Sep. 10, 2025
Options granted #9
Options Grant Date		Oct. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		3,400,000
Exercise Price		$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Oct. 01, 2025
Options granted #10
Options Grant Date		Oct. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		800,000
Exercise Price		$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Oct. 01, 2025
Options granted #11
Options Grant Date		Oct. 12, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		50,000
Exercise Price		$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Oct. 01, 2025
Options granted #12
Options Grant Date		Nov. 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		350,000
Exercise Price		$ 0.67
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Nov. 14, 2025
Options granted #13
Options Grant Date		Nov. 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		185,000
Exercise Price		$ 0.67
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Nov. 18, 2025
Options granted #14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		75,000
Exercise Price		$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Nov. 06, 2025
Options granted #15
Options Grant Date		Dec. 03, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		800,000
Exercise Price		$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Dec. 03, 2025
Common Stock
Shares issued for bought deal, Shares	[1]	33,350,000
Shares issued debt settlement, Value	[1]	$ 2,292,416
Stock Issued During Period, Shares, Acquisitions	[2]	17,133,600
Deemed shares issued, Shares	[3]	23,464,462
Stock Issued During Period, Shares, Issued for Services	[3]	7,381,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	[1]	0	0
Convertible Series II Preferred
Shares issued for bought deal, Shares	[1]
Shares issued debt settlement, Value	[1]	$ 3,555,584
Stock Issued During Period, Shares, Acquisitions	[2]	17,133,600
Deemed shares issued, Shares	[3]	0
Stock Issued During Period, Shares, Issued for Services	[3]	7,381,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	[1]	0	0
Private Placement #1
Sale of Stock, Transaction Date		Sep. 24, 2020
Sale of Stock, Description of Transaction		Company closed the bought deal offering for a total issuance of 33,350,000 units of the Company at a price of $0.75 per unit for aggregate gross proceeds of $25,012,500
Private Placement #2
Sale of Stock, Description of Transaction		Company issued 1,411,333 units to settle a debt of $1,058,500, of which 866,666 units were issued to the CEO of the Company
Debt Settlement #1
Sale of Stock, Description of Transaction		Company issued 2,339,200 units consisting of one common share and one series II preferred shares to a third-party to pay for $5,848,000 owed by PharmaCo to its related party
Common Shares #1
Sale of Stock, Transaction Date	[4]	Jan. 10, 2020
Sale of Stock, Description of Transaction	[4]	Company issued rights to receive 17,133,600 common shares of MichiCann to sellers of MAG
Common Shares #2
Sale of Stock, Transaction Date		Apr. 24, 2020
Sale of Stock, Description of Transaction	[3]	Company issued 23,464,462 common shares to holders of Tidal common shares
Common Shares #3
Sale of Stock, Transaction Date	[3]	Apr. 24, 2020
Sale of Stock, Description of Transaction	[3]	Company issued 7,381,000 common shares to related parties
Common Shares #4
Sale of Stock, Transaction Date		Apr. 30, 2020
Sale of Stock, Description of Transaction		Company issued 429,375 common shares pursuant to the exercise of 429,375 warrants for gross proceeds of $343,500
Common Shares #5
Sale of Stock, Transaction Date		May 25, 2020
Sale of Stock, Description of Transaction		Company issued 187,500 common shares pursuant to the exercise of 187,500 warrants for gross proceeds of $150,000
Common Shares #6
Sale of Stock, Transaction Date		Jun. 08, 2020
Sale of Stock, Description of Transaction		Company issued 975,000 of common shares and 975,000 convertible series II preferred shares pursuant to the exercise of 975,000 stock options for gross proceeds of $487,500
Common Shares #7
Sale of Stock, Transaction Date	[2]	Jun. 10, 2020
Sale of Stock, Description of Transaction	[2]	Company issued 13,500,000 common shares pursuant to High Times Licensing Agreement
Common Shares #8
Sale of Stock, Transaction Date	[2]	Jun. 10, 2020
Sale of Stock, Description of Transaction	[2]	Company issued 1,800,000 common shares to finde
Common Shares #9
Sale of Stock, Transaction Date	[5]	Jun. 30, 2020
Sale of Stock, Description of Transaction	[5]	Company issued 2,339,200 units consisting of one common share and one series II preferred share
Common Shares #10
Sale of Stock, Transaction Date		Aug. 13, 2020
Sale of Stock, Description of Transaction		Company issued 500,000 common shares and 500,000 convertible series II preferred shares
Common Shares #11
Sale of Stock, Transaction Date		Sep. 24, 2020
Sale of Stock, Description of Transaction		Company issued 500,000 common shares pursuant to transaction cost for $10,000,000 convertible debenture
Common Shares #12
Sale of Stock, Transaction Date		Nov. 25, 2020
Sale of Stock, Description of Transaction		Company issued 6,000 common shares and 6,000 convertible series II preferred shares
Common Shares #13
Sale of Stock, Transaction Date		Dec. 02, 2020
Sale of Stock, Description of Transaction		Company issued 47,910 common shares and 47,910 convertible series II preferred shares
Common Shares #14
Sale of Stock, Transaction Date		Dec. 03, 2020
Sale of Stock, Description of Transaction		Company issued 175,000 common shares and 175,000 convertible series II preferred shares
Common Shares #15
Sale of Stock, Transaction Date		Dec. 08, 2020
Sale of Stock, Description of Transaction		Company issued 400,000 common shares and 400,000 convertible series II preferred shares
Common Shares #16
Sale of Stock, Transaction Date		Dec. 15, 2020
Sale of Stock, Description of Transaction		Company issued 4,500,000 common shares pursuant to the exercise of warrants
Common Shares #17
Sale of Stock, Transaction Date		Dec. 17, 2020
Sale of Stock, Description of Transaction		Company issued 416,430 common shares and 416,430 convertible series II preferred shares pursuant to the exercise of warrants for gross proceeds of $416,430
Convertible Series I Preferred Shares #1
Sale of Stock, Transaction Date	[3]	Apr. 24, 2020
Sale of Stock, Description of Transaction	[3]	Company issued 3,181,250 convertible series I preferred shares to Tidal shareholders
Convertible Series II Preferred Shares #1
Sale of Stock, Transaction Date	[3]	Apr. 24, 2020
Sale of Stock, Description of Transaction	[3]	Company issued 101,345,349 to holders of MichiCann convertible series II preferred shares pursuant to Amended Agreement of the reverse takeover transaction
Convertible Series II Preferred Shares #2
Sale of Stock, Transaction Date	[2]	Apr. 24, 2020
Sale of Stock, Description of Transaction	[2]	Company issued 17,133,600 to sellers of MAG convertible series II preferred shares pursuant to MAG acquisition
Convertible Series II Preferred Shares #3
Sale of Stock, Transaction Date	[3]	Apr. 24, 2020
Sale of Stock, Description of Transaction	[3]	Company issued 7,381,000 convertible series II preferred shares to related parties
Warrants #1
Sale of Stock, Transaction Date		Dec. 19, 2018
Sale of Stock, Description of Transaction		MichiCann issued 595,340 finders' warrants
Warrants #2
Sale of Stock, Transaction Date		Apr. 24, 2020
Sale of Stock, Description of Transaction		Company issued 862,813 warrants to holders of Tidal warrants
Warrants #3
Sale of Stock, Transaction Date		Apr. 24, 2020
Sale of Stock, Description of Transaction		Company issued 323,898 warrants towards finder's fee
Warrants #4
Sale of Stock, Transaction Date		Jun. 10, 2020
Sale of Stock, Description of Transaction		Company issued 4,500,000 special warrants related to the 1251881 B.C. Ltd. acquisition
Warrants #5
Sale of Stock, Transaction Date		Sep. 24, 2020
Sale of Stock, Description of Transaction		Company issued 33,350,000 warrants pursuant to bought deal financing agreement
Warrants #6
Sale of Stock, Transaction Date		Sep. 24, 2020
Sale of Stock, Description of Transaction		Company issued 2,001,000 warrants to finders pursuant to bought deal financing agreement
Options #1
Sale of Stock, Transaction Date		Jul. 27, 2020
Sale of Stock, Description of Transaction		Company adopted a rolling stock option plan

[1]	Note 18.
[2]	Note 6.
[3]	Note 5.
[4]	Notes 5, 6.
[5]	Note 11(b).